Income tax (Details 1) - SEK (kr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Loss before tax	kr (1,722,710)	kr (962,280)
Swedish tax rate of 20.6%	354,878	198,600
Tax effect of non-deductible expenses	(1,363)	(63,211)
Tax effect of non-taxable income	39,143	23,130
Movement in unrecognized deferred tax assets	(161,547)
Tax effect of adjustments related to previous periods	(243)
Tax effect of changes in deferred tax liabilities	5,639
Tax effect of loss carry forwards not recognized as deferred tax	(234,230)	(163,720)
Effect of different tax rates for subsidiaries in other jurisdiction	(1,243)	(130)
Total income tax expense	kr 1,034	kr (5,331)